Note 25. Litigation (Detail)	12 Months Ended			2 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended			3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] USD ($)	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] CAD	Jan. 31, 2013 Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Jul. 31, 2008 Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Jul. 31, 2008 Notice of Arbitration Served to AECL by Nordion [Member] CAD	Oct. 31, 2009 Complaint Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] CAD	Jul. 31, 2012 Complaint Served to Nordion By BioAxone BioSciences [Member] USD ($)	Oct. 31, 2012 Loan Agreement Between The Government of Canada and Nordion [Member] USD ($)	Oct. 31, 2012 Loan Agreement Between The Government of Canada and Nordion [Member] CAD
Loss Contingency, Damages Sought, Value						$ 250,000,000	250,000,000	$ 243,500,000	$ 1,600,000,000	1,600,000,000				$ 90,000,000
Legal Fees	5,576,000	12,172,000	9,207,000	46,000,000	24,100,000
Loans Payable															100,000,000	100,000,000
CostsClaimedForStudyAndMitigation											10,000,000	5,000,000	5,000,000
LostProfitsAlleged											$ 70,000,000	$ 30,000,000	30,000,000